RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ (36,250,730)	$ (37,176,555)
Estimated share of loss	(661,736)	(883,274)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	32,676,601	35,033,727
Impairment loss in investment in operating limited partnerships	(7,980,878)	(12,876,562)
Historic tax credits	5,325,806	5,325,806
Other	6,890,937	10,576,858
Investments in operating limited partnerships - as reported	0	0
Series Fifteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(8,528,309)	(8,336,321)
Estimated share of loss	(99,993)	(111,396)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,704,240	7,552,909
Impairment loss in investment in operating limited partnerships	(767,819)	(764,836)
Historic tax credits	0	0
Other	1,691,881	1,659,644
Investments in operating limited partnerships - as reported	0	0
Series Sixteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(12,305,968)	(11,498,827)
Estimated share of loss	0	0
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	9,746,456	9,782,878
Impairment loss in investment in operating limited partnerships	(1,489,694)	(2,512,421)
Historic tax credits	1,844,836	1,844,836
Other	2,204,370	2,383,534
Investments in operating limited partnerships - as reported	0	0
Series Seventeen [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(6,703,522)	(7,623,374)
Estimated share of loss	(268,254)	(418,588)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,255,229	7,473,233
Impairment loss in investment in operating limited partnerships	(1,566,308)	(3,288,846)
Historic tax credits	1,100,310	1,100,310
Other	2,182,545	2,757,265
Investments in operating limited partnerships - as reported	0	0
Series Eighteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(6,559,360)	(7,788,760)
Estimated share of loss	(274,653)	(309,042)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,299,282	6,478,163
Impairment loss in investment in operating limited partnerships	(2,656,687)	(4,172,906)
Historic tax credits	2,062,333	2,062,333
Other	1,129,085	3,730,212
Investments in operating limited partnerships - as reported	0	0
Series Nineteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,153,571)	(1,929,273)
Estimated share of loss	(18,836)	(44,248)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,671,394	3,746,544
Impairment loss in investment in operating limited partnerships	(1,500,370)	(2,137,553)
Historic tax credits	318,327	318,327
Other	(316,944)	46,203
Investments in operating limited partnerships - as reported	$ 0	$ 0